Maturities of long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Debt Instrument [Line Items]
2013	$ 575
2014
2015	71,393
2016	49,995
2017	35,000
Thereafter	59,029
Total	215,992
Third Amended And Restated Credit Agreement
Debt Instrument [Line Items]
2014
2016	49,995
Total	49,995
Convertible Debentures
Debt Instrument [Line Items]
2014
2015	71,393
Thereafter	59,029
Total	130,422
Senior Secured Notes
Debt Instrument [Line Items]
2014
2017	35,000
Total	35,000
Promissory Notes Due to Former Owner
Debt Instrument [Line Items]
2013	575
2014
Total	$ 575